Income taxes - Valuation allowance (Details 7) - Valuation Allowance of Deferred Tax Assets - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	¥ (9,162)	¥ (14,561)	¥ (14,492)
Additions	(594)	(3,006)	(4,231)
Deductions	3,677	8,405	4,183
Impact on newly acquired companies			(21)
Valuation allowance at end of year	¥ (6,079)	¥ (9,162)	¥ (14,561)